Condensed Consolidated Interim Income Statement (Unaudited) - EUR (€) € in Millions	6 Months Ended
	Jun. 28, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue	€ 9,828	€ 8,977
Cost of sales	(6,332)	(5,707)
Gross profit	3,496	3,270
Selling and distribution expenses	(1,610)	(1,522)
Administrative expenses	(744)	(631)
Other income	0	53
Operating profit	1,142	1,170
Finance income	42	31
Finance costs	(129)	(94)
Total finance costs, net	(87)	(63)
Non-operating items	(10)	(6)
Profit before taxes	1,045	1,101
Taxes	(234)	(247)
Profit after taxes	811	854
Profit attributable to shareholders	797	854
Profit attributable to non-controlling interests	€ 14	€ 0
Basic earnings per share (in EUR per share)	€ 1.73	€ 1.86
Diluted earnings per share (in EUR per share)	€ 1.73	€ 1.86